INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Required income from exports, percent	25.00%
Withholding tax rate	15.00%
Israel tax rate reduced	24.00%
Israel tax rate reduced in 2018	23.00%
Tax benefit	$ 837
Accumulated losses for income tax purposes	6,125
Tax assessment amount	3,553
Interest expense related to tax assessment	$ 355
Corporate tax rate	24.00%	25.00%	26.50%
2018 Corporate tax rate	24.00%
Taxable income in Israel is attributable to Preferred Enterprises tax rate	16.00%
Unrecognized deferred tax liability related to the Israel income taxes of undistributed earnings of foreign subsidiaries indefinitely invested outside the Israel	$ 1,073
Minimum [Member]
Corporate tax on income if approved enterprise status earnings are distributed	10.00%
Permanent reduction in corporate tax rate	21.00%
Decrease in federal corporate tax rate	21.00%
Tax rate on dividend distributed generated from preferred income	15.00%
Maximum [Member]
Corporate tax on income if approved enterprise status earnings are distributed	25.00%
Permanent reduction in corporate tax rate	35.00%
Decrease in federal corporate tax rate	35.00%
Tax rate on dividend distributed generated from preferred income	20.00%
Intellectual Property [Member]
Tax rate on profits dividend of preferred technological enterprise benefits	12.00%
Total consolidated revenues of preferred technological enterprise	$ 10,000,000
Technological preferred enterprise subject tax rate	12.00%
Special preferred technological enterprise subject tax rate	6.00%
Development Area A [Member]
Tax rate on profits dividend of preferred technological enterprise benefits	7.50%
Total consolidated revenues of preferred technological enterprise	$ 10,000,000
Technological preferred enterprise subject tax rate	7.50%
Development Area A [Member] | Minimum [Member]
Taxable income in Israel is attributable to Preferred Enterprises tax rate	9.00%
Development Area A [Member] | Maximum [Member]
Taxable income in Israel is attributable to Preferred Enterprises tax rate	7.50%
Law for the Encouragement of Capital Investments Investment First Plan [Member]
Period of full tax exemption	4 years
Tax rate after full exemption period	25.00%
Post exemption period	3 years
Law for the Encouragement of Capital Investments Investment Plan Second and Third Plans [Member]
Period of full tax exemption	2 years
Tax rate after full exemption period	25.00%
Post exemption period	5 years
Development Area A [Member]
Tax rate applicable to approved industrial enterprise, 2015 and after	6.00%
Tax rate applicable to approved industrial enterprise, 2013-2014	7.00%
Corporate tax rate	9.00%
Outside development area A [Member]
Tax rate applicable to approved industrial enterprise, 2015 and after	12.00%
Tax rate applicable to approved industrial enterprise, 2013-2014	12.50%
Corporate tax rate	16.00%
Preferred Area A [Member]
Withholding tax rate	15.00%
Tax rate applicable to approved industrial enterprise, 2015 and after	6.00%
Required percentage of export of company' s total turnover	25.00%
Tax rate applicable to approved industrial enterprise, 2011-2012	10.00%
Tax rate applicable to approved industrial enterprise, 2013-2014	7.00%
Tax rate on dividend distributed generated from preferred income	20.00%
Outside Preferred Area A [Member]
Withholding tax rate	15.00%
Tax rate applicable to approved industrial enterprise, 2015 and after	12.00%
Required percentage of export of company' s total turnover	25.00%
Tax rate applicable to approved industrial enterprise, 2011-2012	15.00%
Tax rate applicable to approved industrial enterprise, 2013-2014	12.50%
Taxable income in Israel is attributable to Preferred Enterprises tax rate	16.00%
Foreign Corporate [Member]
Tax rate on dividend distributed generated from preferred income	4.00%
Foreign Investors [Member]
Tax rate on dividend distributed generated from preferred income	90.00%